UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska, 68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

4020 South 147th Street, Omaha, Nebraska, 68137

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

1/31

Date of reporting period:7/31/10

Item 1.  Reports to Stockholders.

THE CURRENCY STRATEGIES FUND

SEMI - ANNUAL REP0RT

JULY 31, 2010

CUSIP: 66537T547

Ticker Symbol: FOREX

1-888-898-4784

www.TheCurrencyFund.net

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of The Currency Strategies Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Semi-annual shareholder letter for The Currency Fund (Symbol: FOREX) in the period of January 31, 2010 through July 31, 2010.

Performance:

Overall, during the period of January 31st to July 31st, the goals of the fund had been achieved. An overview of the total period follows.

This was an interesting period for currencies around the globe, most specifically the uncertainty surrounding the health of the EURO for most of the reporting period.  This continued the newly found momentum for the US Dollar Index (USDI) that started in late 2009.  However, speculation into EURO bargain buying; reduced negative sentiment of the EURO; rising bond yields in the euro-zone; and the growing concern of the future of the United States economy lead to the increase in the price of the EURO, and marked a new decline of the USDI in early June.  During the reporting period, The Currency Strategies Fund began with an NAV of 10.36 and ended with an NAV of 10.59, for a gain of 2.22%.  The NAV range was 10.32 to 10.59.  The maximum decline experienced in the reporting period was -1.79% from May 13th to May 21st.  Concurrently, the USDI gained 2.62% with a maximum decline of -7.76% from June 7th to July 31st.  The EURO lost -6.15% with a maximum decline of -14.77% from February 2nd to June 7th.  The European currencies were mixed in their performance with concurrent strong correlation to the EURO, but, less deterioration than the EURO.  The British Pound declined to the US Dollar, while the Swedish Krona and Swiss Franc had modest increases to the US Dollar.   The commodity currencies of Australia, New Zealand, and Canada all had gains during the period, however, had a period between late April and early June that exhibited high volatility and steep declines.  The Australian Dollar, in particular, had a decline from its high of -13.37% before recovering in early June.  Emerging market currencies such as the South African Rand and Brazilian Real experienced the same technical behavior as the commodity currencies.  The Currency Strategies Fund’s volatility algorithm took the fund to higher levels of cash during parts of April, May, and June thus reducing quite a bit of the volatility within the fund.

During that same period, the S&P 500 gained 2.58% with a maximum decline of -15.99%, 20-30 year bonds rallied 8.85% with a maximum decline of -5.24%, DB Commodities index gained 0.88% with a maximum decline of -13.93%.  Compared to the major liquid currency choices in the EURO and USDI, and the other major asset classes such as the S&P 500, 20-30 year bond, and the DB Commodities, the Currency Strategies Fund exhibited very low volatility which adheres to that goal in the fund.  Another goal of the fund is consistent, positive returns.  The fund experienced one negative month in the six month reporting period.  The negative month lost -0.38%.  The average gain of the five positive months was 0.51%, with a best month of 0.86%.  Finally, another goal of the fund is the preservation of capital.  There were profound maximum declines, particularly in the EURO, during the reporting period.  Since the fund is technical and agile in nature, the containment of capital loss measured in maximum decline compared to the liquid currency choices and the other major asset classes was achieved during the reporting period.

Market outlook:

As stated in previous reports, the fund managers at Sarasota Capital Strategies use technical analysis, which we believe, is driven by global economic and socio-political events.  Thus, we do not try to give predictions, but do provide possible outcomes to the fund in broad future scenarios.  Simply, if the economic policies, productivity and inflationary behavior of the United States “fail” relative to the economic policies, productivity and inflationary behavior of most other countries, then the US Dollar will most likely fall relative to the currency of the comparison country, and vice-versa.  In addition to these major factors, is the proportional increase of massive currency volume occurring in trade settlements between countries around the globe in currencies other than the U.S. Dollar.  There is always the possibility of another global financial crisis that could benefit the US Dollar (and a few other currencies) could likely rise because of a “flight to quality.”  By prospectus, we have flexibility in the fund to entirely allocate to non US G-10 currencies, emerging market currencies, and gold in the conditions that the US Dollar is extremely weak. Also, we have the flexibility to have 100% in the US Dollar in the extreme example of its strength. More commonly, we will have a balanced approach that will favor the non US Dollar currencies or US Dollar Index depending on price behavior and trends. Thus, our total approach is to position the fund to participate in any global currency direction whether it is pro US Dollar or not.

Sincerely,

Ian Naismith                  Anthony Welch

Investors should carefully consider the investment objectives, risks, charges and expenses of The Currency Fund. This and other important information about the

Fund is contained in the prospectus, which can be obtained by calling 888-898-4784. The prospectus should be read carefully before investing. The Currency Fund is distributed by Northern Lights Distributors, LLC member FINRA/SIPC.  Mutual Funds involve risk including possible loss of principal.  The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above.  Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results.

1101-NLD-9/24/2009

1456-NLD-10/7/2010

The Currency Strategies Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2010
Shares	Security	Fair Value
	EXCHANGE TRADED FUNDS - 90.6%
	CURRENCY FUND - 76.5%
16,300	CurrencyShares Australian Dollar Trust	$ 1,480,040
12,200	CurrencyShares British Pound Sterling Trust	1,905,030
15,400	CurrencyShares Canadian Dollar Trust	1,489,642
19,100	CurrencyShares Mexican Peso Trust	1,509,282
32,516	CurrencyShares Russian Ruble Trust	1,077,902
7,734	CurrencyShares Swedish Krona Trust	1,068,916
11,300	CurrencyShares Swiss Franc Trust	1,077,793
73,000	ProShares Ultra Euro	1,803,830
37,700	ProShares Ultra Yen	1,125,722
50,000	ProShares UltraShort Yen	898,000
66,170	Rising U.S. Dollar ProFund	1,843,486
54,390	WisdomTree Dreyfus Brazilian Real Fund	1,494,093
21,000	WisdomTree Dreyfus Chinese Yuan Fund	523,950
99,128	WisdomTree Dreyfus Emerging Currency Fund	2,183,790
32,100	WisdomTree Dreyfus Indian Rupee Fund	812,772
68,500	WisdomTree New Zealand Dollar Fund	1,571,390
47,000	WisdomTree South African Rand Fund	1,378,980
		23,244,618
	COMMODITY FUND - 1.8%
11,200	ProShares Ultra Gold	560,000

	DEBT FUND - 12.3%
19,200	iShares JPMorgan USD Emerging Markets Bond Fund	2,071,680
61,000	PowerShares Emerging Markets Sovereign Debt Portfolio	1,648,830
		3,720,510
	TOTAL EXCHANGE TRADED FUNDS ( Cost - $26,970,993)	27,525,128

	CLOSED END FUNDS - 2.0%
3,551	Global High Income Fund Inc.	45,133
7,031	Nuveen Multi-Currency Short-Term Government Income Fund	99,700
34,452	Western Asset Worldwide Income Fund Inc.	453,733

	TOTAL CLOSED END FUNDS ( Cost - $573,352)	598,566

	OPEN END FUNDS - 4.5%
84,143	Rydex Strengthening Dollar 2x Strategy Fund	1,356,385

	TOTAL OPEN END FUNDS ( Cost - $1,525,128)	1,356,385

	SHORT-TERM INVESTMENTS - 11.9%
3,640,162	Goldman Sachs Financial Square Funds - Government Fund- 0.01%+	3,640,162

	TOTAL SHORT-TERM INVESTMENTS ( Cost - $3,640,162)	3,640,162

	TOTAL INVESTMENTS - 109.0% ( Cost - $32,709,635)	33,120,241
	LIABILITIES IN EXCESS OF OTHER ASSETS - (9.0%)	(2,746,946)
	NET ASSETS - 100.0%	$30,373,295
_________
+ Money market fund; interest rate reflects the seven-day effective yield on July 31, 2010.

The accompanying notes are an integral part of these financial statements.

The Currency Strategies Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
July 31, 2010

Assets:
Investments in Securities at Fair Value (identified cost $32,709,635)	$ 33,120,241
Dividends and Interest Receivable	29
Receivable for Securities Sold	2,011,464
Receivable for Fund Shares Sold	10,000
Prepaid Expenses and Other Assets	24,855
Total Assets	35,166,589

Liabilities:
Payable for Securities Purchased	4,538,374
Payable for Fund Shares Redeemed	203,019
Accrued Advisory Fees	27,317
Accrued Distribution Fees	6,302
Payable to Other Affiliates	7,356
Accrued Expenses and Other Liabilities	10,926
Total Liabilities	4,793,294

Net Assets (Unlimited shares of no par value interest authorized;
2,869,201 shares of beneficial interest outstanding)	$ 30,373,295

Net Asset Value and Redemption Price Per Share
($30,373,295 / 2,869,201 shares of beneficial interest outstanding)	$ 10.59
Offering Price Per Share ($10.59/.9425)	$ 11.24

Composition of Net Assets:
At July 31, 2010, Net Assets consisted of:
Paid-in-Capital	$ 29,664,857
Accumulated Net Investment Loss	(102,653)
Accumulated Net Realized Gain From Security Transactions	400,485
Net Unrealized Appreciation on Investments	410,606
Net Assets	$ 30,373,295

The accompanying notes are an integral part of these financial statements.

The Currency Strategies Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended July 31, 2010

Investment Income:
Dividend Income	$ 112,201
Interest Income	158
Total Investment Income	112,359

Expenses:
Investment Advisory Fees	185,191
Distribution Fees	31,495
Administration Fees	19,192
Fund Accounting Fees	14,148
Registration & Filing Fees	12,397
Chief Compliance Officer Fees	9,090
Audit Fees	7,704
Legal Fees	7,398
Transfer Agent Fees	7,300
Custody Fees	5,686
Printing Expense	4,932
Trustees' Fees	3,432
Insurance Expense	760
Miscellaneous Expenses	1,424
Total Expenses	310,149
Less: Fees Waived by Adviser	(64,419)
Net Expenses	245,730
Net Investment Loss	(133,371)

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain on:
Investments	41,824
Net Change in Unrealized Appreciation on Investments	601,032
Net Realized and Unrealized Gain on Investments	642,856

Net Increase in Net Assets Resulting From Operations	$ 509,485

The accompanying notes are an integral part of these financial statements.

The Currency Strategies Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	ended	ended
	July 31, 2010	January 31, 2010**
Operations:	(Unaudited)
Net Investment Loss	$ (133,371)	$ (96,009)
Net Realized Gain on Investments and Written Options	41,824	420,428
Distributions of Long Term Realized Gains
From Other Investment Companies	-	80,553
Net Change in Unrealized Appreciation (Depreciation) on Investments	601,032	(190,426)

Net Increase in Net Assets
Resulting From Operations	509,485	214,546

Distributions to Shareholders From:
Net Investment Income ($0.00 and $0.01 per share, respectively)	-	(15,593)
Total Distributions to Shareholders	-	(15,593)

Beneficial Interest Transactions:
Proceeds from Shares Issued (1,277,310 and 2,287,188
shares, respectively)	13,421,815	23,499,093
Distributions Reinvested (0 and 1,272 shares, respectively)	-	13,305
Cost of Shares Redeemed (591,671 and 104,898
shares, respectively)	(6,189,003)	(1,080,358)
Total Beneficial Interest Transactions	7,232,812	22,432,040

Increase in Net Assets	7,742,297	22,630,993

Net Assets:
Beginning of Period	22,630,998	5
End of Period (including undistributed net investment
income (loss) of ($102,653) and $30,718, respectively)	$ 30,373,295	$ 22,630,998
______
**For the period February 1, 2009 through April 30, 2009, the Fund had only one share outstanding and was not actively managed by the Adviser.

The accompanying notes are an integral part of these financial statements.

The Currency Strategies Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Six Months		Year		February 21, 2008*
	Ended		Ended		through
	July 31, 2010		January 31, 2010**		January 31, 2009
	(Unaudited)
Net Asset Value, Beginning of Period	$ 10.36		$ 10.00	^	$ 10.00

Increase From Operations:
Net investment income (loss) (a)	(0.05)		(0.07)		0.00	(e)
Net gain (loss) from securities
(both realized and unrealized)	0.28		0.44		(4.77)
Total from operations	0.23		0.37		(4.77)

Distributions to shareholders from:
Net investment income	-		(0.01)		0.00	(e)
Return of capital	-		-		(0.10)
Total distributions	-		(0.01)		(0.10)

Net Asset Value, End of Period	$ 10.59		$ 10.36		$ 5.13

Total Return (b)	2.22%		3.67%		(47.84)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 30,373		$ 22,631		$ -	+
Ratio of expenses to average net assets,
before reimbursement (f)	2.44%	(c)	3.04%	(c)	5.03%	(c)
net of reimbursement (f)	1.95%	(c)	1.95%	(c)	2.94%	(c)
Ratio of net investment income (loss)
to average net assets (f)	(1.05)%	(c)	(0.88)%	(c)	0.01%	(c)
Portfolio turnover rate	443%	(d)	290%	(d)	17,700%
__________
*Commencement of Operations. During this period, the Fund was known as Anchor Multi-Strategy
Growth Fund and was managed by a different adviser under a substantially different investment strategy.
**For the period February 1, 2009 through April 30, 2009, the Fund had only one share outstanding and was not actively managed by the Adviser.
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for each period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.
(c) Annualized.
(d) Not Annualized.
(e) Net investment income resulted in less than $0.005 per share.
(f) Does not include expenses of other investment companies in which the fund invests.
+Net assets as of January 31, 2009 were $5.
^The Fund processed a 1.026 for 2 reverse stock split on the sole share outstanding as of February 1, 2009.

The accompanying notes are an integral part of these financial statements.

The Currency Strategies Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

July 31, 2010

1.

ORGANIZATION

The Currency Fund (the “Fund”) is a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, open-end management investment company.  The investment objective of the Fund is to seek capital appreciation and income.  The Fund commenced operations with Sarasota Capital Strategies, Inc. as the Fund’s Adviser on May 1, 2009.  Prior to that date, the Fund was known as the Anchor Multi-Strategy Growth Fund, which was advised by Anchor Capital Management Group, LLC under a substantially different investment strategy.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period.  Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the Board of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board of Trustees (the “Board”), pursuant to the procedures (the “Procedures”) approved by the Board.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

The Currency Strategies Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

July 31, 2010

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2010 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$27,525,128	-	-	$27,525,128
Closed End Funds	$ 598,566	-	-	$ 598,566
Open End Funds	$ 1,356,385	-	-	$ 1,356,385
Short-Term Investments	$ 3,640,162	-	-	$ 3,640,162
Total	$33,120,241	-	-	$33,120,241

                                                            The Fund did not hold any Level 3 securities during the period.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Option Transactions – The Fund is subject to currency risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The

The Currency Strategies Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

July 31, 2010

amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As the writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Currency Risk - Currency trading involves significant risks, including market risk, interest rate risk and country risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Since exchange rate changes can readily move in one direction, a currency position carried overnight or over a number of days may involve greater risk than one carried a few minutes or hours.  Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country has interfered with international transactions in its currency.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the tax positions taken on its 2008 return and expected to be taken in the Fund’s 2009 return, and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.  The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska State.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended July 31, 2010, the Fund did not incur any interest or penalties.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date.  The Fund will declare and pay net realized capital gains, if any, annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

The Currency Strategies Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

July 31, 2010

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that has not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Fund by Sarasota Capital Strategies, Inc. (the “Adviser”).  Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.47% of the average daily net assets of the Fund.  For the six months ended July 31, 2010, the Adviser earned advisory fees of $185,191.

The Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation) at least until May 31, 2011, so that the total annual operating expenses of the Fund do not exceed 1.95% of the Fund’s average daily net assets.  Waivers and expense payments may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived or reimbursed.  During the six months ended July 31, 2010, the Adviser waived fees of $64,419.  Cumulative expenses subject to recapture by the Advisor amounted to $183,075 at July 31, 2010 and will expire on January 31 of the years indicated below:

2013	2014
$118,656	$64,419

The Fund has entered into separate servicing agreements with GFS, whereby GFS will provide administrative, fund accounting and transfer agency services to the Fund.  Agreements are as follows:

Administration - The Fund pays GFS a basis point fee in decreasing amounts as Fund assets reach certain breakpoints.  The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly and are equal to the greater of the annual minimum or the basis point fees.  The annual minimum is $40,000, subject to discounts in its initial year, and the basis point fees are:

  10 basis points or 0.10% per annum on the first $100 million in net assets

  8 basis points or 0.08% per annum on the next $150 million in net assets

  6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting - Total charges for Fund Accounting services include fees and out-of-pocket expenses.  The Fund pays GFS a base annual fee of $24,000, subject to discounts in its initial year, plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

  2 basis points or 0.02% on net assets of $25 million to $100 million

  1 basis point or 0.01% on net assets greater than $100 million

The Currency Strategies Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

July 31, 2010

Transfer Agent - For the services rendered by GFS, in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges. The Fees are billed monthly as follows:

The greater of the annual minimum or per account charges.  The annual minimum is $15,000, subject to discounts in its initial year, and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

The expenses incurred by the Fund for such services provided by GFS are disclosed in the Statement of Operations.

A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.  In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the six months ended July 31, 2010, the Fund incurred expenses of $9,090 for compliance services pursuant to the Trust’s Agreement with NLCS.

Custody Administration - Pursuant to the terms of the Fund’s Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Fund pays an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement.  GFS’s fees collected for the six months ended July 31, 2010, were $639. The Custody fees listed in the Statement of Operations include the fees paid to GFS pursuant to the Custody Administration Agreement

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  For the six months ended July 31, 2010, GemCom received $4,224 for providing such services.  The Printing Expense listed in the Statement of Operations includes the fees paid to GemCom.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Board of Trustees of the Northern Lights Fund Trust has adopted, on behalf of the Fund, a Distribution Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  Under the Plan, the Fund may pay 0.25% per year of its average daily net assets for such distribution and shareholder service activities.  For the six months ended July 31, 2010 the Fund incurred distribution fees of $31,495.

Trustees – Each Fund pays its pro rata share of a total fee of $12,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Fund pays the chairperson of the audit committee its pro rata share of an additional $2,500 per quarter.   The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended July 31, 2010 amounted to $106,638,207 and $98,201,770 , respectively.  The cost basis of securities for

The Currency Strategies Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

July 31, 2010

Financial reporting purposes was $32,709,635.  Gross unrealized appreciation and depreciation on investments as of July 31, 2010 aggregated $615,111 and $204,505, respectively.

5.           DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the following periods was as follows:

As of January 31, 2010, the components of accumulated earnings/(deficit) on a tax basis were as follows

The difference between book basis and tax basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales and adjustments made for grantor trusts and partnerships held by the Fund.  The difference between book basis and tax basis undistributed ordinary income is attributable primarily to adjustments made for grantor trusts and partnerships held by the Fund and the tax treatment of short-term capital gains.

Permanent book and tax differences, attributable to grantor trust adjustments and capital loss carry forwards disallowed in accordance with Section 382 of the Internal Revenue Code, resulted in reclassification for the period ended January 31, 2010 as follows: a decrease in paid-in capital of $2,747,309, a decrease in accumulated net investment loss of $142,320 and an decrease in accumulated net realized loss from security transactions of $2,604,989.

6.           NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.”  ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Certain disclosures required by ASU No. 2010-06 are effective for interim and annual periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact ASU No. 2010-06 will have on the Fund’s financial statement disclosures.

The Currency Strategies Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

July 31, 2010

7.

SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

The Currency Strategies Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

July 31, 2010

As a shareholder of the Fund you incur ongoing costs, including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (2/1/10)	Ending Account Value (7/31/10)	Expenses Paid During the Period (2/1/10 to 7/31/10)
Actual	$1,000.00	$1,022.20	$9.77
Hypothetical (5% return before expenses)	$1,000.00	$1,015.12	$9.74

   *Expenses Paid During Period are equal to the Fund’s annualized expense ratio of 1.95%, multiplied by the average account value over  the period, multiplied by 181 days and divided by 365 (to reflect the number of days in the period ended July 31, 2010).

Portfolio Analysis

Percent of Net Assets*
Exchange Traded Funds	90.6%
Asset Allocation Fund	76.5%
Debt Fund	12.3%
Commodity Funds	1.8%
Open End Fund	4.5%
Closed End Fund	2.0%
Short-Term Investments	11.9%
Liabilities in Excess of Other Assets	(9.0)%
Total	100.00%

                                                                                                             *As of July 31, 2010

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Fund is committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Fund believes that you should be aware of policies to protect the confidentiality of that information.

The Fund collects the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Fund does not disclose any nonpublic personal information about our current or former shareholders to affiliated or nonaffiliated third parties, except as permitted by law.  For example, the Fund is permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic, and procedural safeguards that comply with applicable federal and state standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with affiliated or non-affiliated third parties.

The Privacy Policy is not part of these Financial Statements

Investment Adviser

Sarasota Capital Strategies, Inc.

460 South Tamiami Trail

Osprey, FL 34229

Distributor

Northern Lights Distributors, LLC

4020 South 147th Street

Omaha, NE 68137

Legal Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Transfer Agent

Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

Administrator

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

Custodian

First National Bank of Omaha

1620 Dodge Street

Omaha, NE 68137

__________________________________________________________________________________________________________

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-888-898-4784 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-888-898-4784.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

10/08/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

10/08/10

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

10/08/10